Contract Liabilities - Schedule of Movement in Contract Liabilities (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Movement in Contract Liabilities [Abstract]
At the beginning	$ 1,008,415	$ 128,856	$ 1,705,854
Receipt from the clients	2,322,300	298,500	1,288,856
Revenue recognized during the year	(2,827,605)	(363,450)	(1,986,295)
Exchange alignment	(1,306)	594
At the end	$ 501,804	$ 64,500	$ 1,008,415